Employee Benefit Plans - Components of net periodic pension benefit (cost) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefit Plans
Service cost	$ 6	$ 7	$ 7
Interest cost	13	15	19
Expected return on plan assets	(25)	(24)	$ (26)
Amortization of actuarial loss (gain)	4	2
Curtailments and settlements	(1)	4
Net periodic pension (benefit) cost	$ (3)	$ 4